Finance and other costs - Detailed Information about Finance and Other Costs (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Finance and other costs [Abstract]
Capitalisation rate relating to general borrowings	8.14%	9.00%	8.91%